Commitments and Contingencies - Purchase Obligations Table (Details) - Natural Gas Supply Transportation And Storage Service Agreements [Member] $ in Thousands	Dec. 31, 2016 USD ($)
Long-term Purchase Commitment [Line Items]
2017	$ 1,611,296
2018	1,192,791
2019	1,019,309
2020	1,055,497
2021	903,425
Thereafter	2,169,912
Total	$ 7,952,230	[1]

[1]	Pricing of natural gas supply contracts are variable based on market commodity basis prices adjusted for basis spread. Amounts included are based on prices and basis spreads as of December 31, 2016.